Average Annual Total Returns - MATTHEW 25 FUND	1 Year	5 Years	10 Years	[custom:AverageAnnualReturnYear15]	[custom:AverageAnnualReturnYear25]	After Taxes on Distributions 1 Year	After Taxes on Distributions 5 Years	After Taxes on Distributions 10 Years	After Taxes on Distributions [custom:AverageAnnualReturnYear15]	After Taxes on Distributions [custom:AverageAnnualReturnYear25]	After Taxes on Distributions and Sales 1 Year	After Taxes on Distributions and Sales 5 Years	After Taxes on Distributions and Sales 10 Years	After Taxes on Distributions and Sales [custom:AverageAnnualReturnYear15]	After Taxes on Distributions and Sales [custom:AverageAnnualReturnYear25]	S&P 500 Index 1 Year	S&P 500 Index 5 Years	S&P 500 Index 10 Years	S&P 500 Index [custom:AverageAnnualReturnYear15]	S&P 500 Index [custom:AverageAnnualReturnYear25]
Total	27.38%	10.90%	10.31%	14.37%	9.82%	25.33%	8.56%	8.01%	12.64%	8.57%	17.67%	8.16%	7.71%	11.90%	8.13%	25.02%	14.51%	13.09%	13.87%	7.69%